Equity - Additional Information (Detail) $ / shares in Units, $ in Thousands			1 Months Ended		3 Months Ended	12 Months Ended
	Nov. 15, 2023 USD ($)	Sep. 18, 2023 USD ($)	Oct. 31, 2023 USD ($)	Feb. 28, 2016	Dec. 31, 2023 shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2024 vote shares	Feb. 07, 2024 $ / shares	Mar. 22, 2023 $ / shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Disclosure of equity [line items]
Common stock, shares authorized							80,000,000
Dividend payable annual percentage				40.00%
Dividends declared, per share, per quarter (in dollars per share) | $ / shares								$ 1.61	$ 0.82
Share settlement convertible notes | $		$ 349,000				$ 349,495
Treasury stock
Disclosure of equity [line items]
Common stock, shares outstanding (in shares)					2,887,905	2,887,905	3,817,846			5,441,434
Share repurchase program authorized amount | $	$ 200,000		$ 450,000
Share settlement convertible notes | $						$ 246,343
Share settlement convertible notes (in shares)						3,694,845
Class A common stock
Disclosure of equity [line items]
Common stock, shares issued (in shares)					34,110,338	34,110,338	34,195,704
Common stock, shares outstanding (in shares)					31,101,689	31,101,689	30,234,831			28,477,704	30,995,120
Share settlement convertible notes (in shares)					3,700,000	3,694,845
Class B common stock
Disclosure of equity [line items]
Common stock, shares issued (in shares)					10,938,125	10,938,125	10,938,125
Common stock, shares outstanding (in shares)					10,938,125	10,938,125	10,938,125			10,938,125	10,938,125
Number of votes per share of stock | vote							1
Class C common stock
Disclosure of equity [line items]
Common stock, shares outstanding (in shares)							0